Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Lubricants	$ 15,435	$ 18,078
Bunkers	36,042	60,511
Total	$ 51,477	$ 78,589